Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intelligent Real Estate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(5.69%)	8.08%
Residential REIT ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(2.21%)	15.76%	13.24%